GuideMark® World ex-US Fund
Schedule of Investments (Unaudited)
December 31, 2019

Number of Shares		Value
	COMMON STOCKS - 95.58%
	Australia - 4.96%
13,112	APA Group - Stapled Security (e)	$102,070
1,466	Aristocrat Leisure, Ltd.	34,640
3,758	ASX, Ltd.	206,916
24,501	Aurizon Holdings, Ltd.	89,917
12,006	Australia & New Zealand Banking Group, Ltd.	207,055
6,312	Bendigo & Adelaide Bank, Ltd.	43,312
12,760	BHP Billiton, Ltd.	349,398
50,880	BlueScope Steel, Ltd.	538,900
14,816	Brambles, Ltd.	121,946
12,636	CIMIC Group, Ltd.	293,782
2,668	Cochlear, Ltd.	420,493
43,862	Coles Group, Ltd.	456,593
8,606	Commonwealth Bank of Australia	482,777
1,937	CSL, Ltd.	375,549
11,826	Flight Centre Travel Group, Ltd.	365,779
23,131	Fortescue Metals Group, Ltd.	174,370
18,317	Harvey Norman Holdings, Ltd.	52,315
477	Macquarie Group, Ltd.	46,195
9,010	Magellan Financial Group, Ltd.	360,985
103,275	Medibank Private, Ltd.	228,880
9,139	National Australia Bank, Ltd.	158,142
5,655	Newcrest Mining, Ltd.	119,428
2,828	Orica, Ltd.	43,609
5,718	Origin Energy, Ltd.	33,903
10,078	QBE Insurance Group, Ltd.	91,069
2,762	REA Group, Ltd.	200,650
1,756	Rio Tinto, Ltd.	124,237
6,051	Santos, Ltd.	34,811
3,242	Sonic Healthcare, Ltd.	65,368
70,217	South32, Ltd.	132,578
3,772	Suncorp Group, Ltd.	34,264
4,975	Sydney Airport - Stapled Security (e)	30,227
12,878	Telstra Corp., Ltd.	31,989
20,028	Transurban Group - Stapled Security (e)	209,634
15,504	Wesfarmers, Ltd.	450,573
10,895	Westpac Banking Corp.	186,051
27,615	Woolworths, Ltd.	700,412
		7,598,817
	Austria - 0.30%
3,203	ANDRITZ AG	137,698
6,286	Raiffeisen Bank International AG	157,336
3,104	Verbund AG	155,821
		450,855
	Belgium - 0.84%
4,996	Ageas SA	295,428
4,100	Anheuser-Busch InBev SA	335,793
5,033	Colruyt SA	262,405
2,668	Proximus SADP	76,448
689	Solvay SA	80,195
2,859	UCB SA	227,505
		1,277,774
	Canada - 9.26%
1,624	Agnico Eagle Mines, Ltd.	100,025
2,266	Air Canada (a)	84,651
8,070	Algonquin Power & Utilities Corp.	114,163
7,200	Alimentation Couche-Tard, Inc. - Series B	228,495
1,223	Atco, Ltd.	46,874
6,023	Bank of Montreal	466,794
7,243	Barrick Gold Corp.	134,536
3,947	Bausch Health Cos., Inc. (a)	118,147
1,509	BCE, Inc.	69,910
3,716	Brookfield Asset Management, Inc. - Class A	214,710
3,344	Cameco Corp.	29,718
2,285	Canadian Imperial Bank of Commerce	190,148
442	Canadian National Railway Co.	39,984
7,214	Canadian Natural Resources, Ltd.	233,328
2,838	Canadian Utilities, Ltd. - Class A	85,607
47,861	Cenovus Energy, Inc.	486,516
6,067	CGI, Inc. (a)	507,721
30,035	CI Financial Corp.	502,145
704	Constellation Software, Inc.	683,729
4,819	Dollarama, Inc.	165,625
5,200	Emera, Inc.	223,409
22,966	Empire Co., Ltd. - Series A	538,712
4,716	Enbridge, Inc.	187,507
39,479	Encana Corp.	184,846
5,866	Fortis, Inc.	243,395
997	Franco-Nevada Corp.	102,952
2,743	George Weston, Ltd.	217,615
1,531	Gildan Activewear, Inc.	45,262
1,376	Great-West Lifeco, Inc.	35,244
4,951	Hydro One, Ltd.	95,623
5,011	iA Financial Corp., Inc.	275,257
1,160	IGM Financial, Inc.	33,302
7,896	Imperial Oil, Ltd.	208,870
1,169	Intact Financial Corp.	126,411
14,269	Kinross Gold Corp. (a)	67,689
2,433	Kirkland Lake Gold, Ltd.	107,246
6,921	Loblaw Cos., Ltd.	357,096
8,181	Magna International, Inc.	448,567
8,060	Manulife Financial Corp.	163,614
2,075	Methanex Corp.	80,136
2,573	Metro, Inc.	106,185
2,357	National Bank of Canada	130,832
10,627	Onex Corp.	672,458
9,305	Power Corp. of Canada	239,692
18,442	Power Financial Corp.	496,218
1,380	Quebecor, Inc. - Class B	35,219
756	Restaurant Brands International, Inc.	48,194
10,640	Royal Bank of Canada	841,908
1,602	Saputo, Inc.	49,594
1,100	Shopify, Inc. - Class A (a)	437,357
2,779	Stars Group, Inc. (a)	72,527
1,709	Sun Life Financial, Inc.	77,925
5,581	Suncor Energy, Inc.	182,917
4,569	TC Energy Corp.	243,342
23,947	Teck Resources, Ltd. - Class B	415,299
4,974	The Bank of Nova Scotia	280,962
10,374	The Toronto-Dominion Bank	581,832
3,514	Thomson Reuters Corp.	251,369
2,418	Wheaton Precious Metals Corp.	71,951
10,248	WSP GLOBAL, Inc.	699,773
		14,181,133
	Denmark - 2.50%
411	A.P. Moeller - Maersk AS - Class A	557,102
395	A.P. Moeller - Maersk AS - Class B	569,917
2,193	Carlsberg AS - Series B	327,274
2,447	Coloplast AS - Series B	303,577
12,145	Danske Bank AS	196,486
296	DSV AS	34,122
486	Genmab AS (a)	108,088
1,225	H. Lundbeck AS	46,832
14,194	Novo Nordisk AS - Series B	822,526
3,019	Orsted AS	312,239
3,470	Pandora AS	150,950
7,187	Tryg AS	213,148
1,810	Vestas Wind Systems AS	182,822
		3,825,083
	Finland - 0.54%
2,580	Elisa OYJ	142,556
999	Kone OYJ - Series B	65,323
2,519	Neste OYJ	87,649
10,599	Orion OYJ - Class B	490,859
1,089	UPM-Kymmene OYJ	37,783
		824,170
	France - 9.93%
2,027	Air Liquide SA	287,371
604	Amundi SA	47,497
335	Arkema SA	35,821
7,769	Atos SE	649,204
3,572	AXA SA	100,932
3,844	BioMerieux	342,710
7,222	BNP Paribas SA	429,264
90,143	Bollore SA	393,919
14,006	Carrefour SA	235,563
2,781	Casino Guichard Perrachon SA	130,280
1,285	Cie de Saint-Gobain	52,641
328	Cie Generale des Etablissements Michelin SCA	40,364
20,289	CNP Assurances	404,263
22,956	Credit Agricole SA	334,042
4,836	Danone SA	401,612
1,123	Dassault Systemes SE	185,212
2,771	Edenred	143,606
2,670	Eiffage SA	306,322
5,417	Engie SA	87,747
874	EssilorLuxottica SA	133,619
7,871	Faurecia SA	427,300
4,410	Getlink SE	76,888
926	Hermes International	693,678
2,203	Ingenico Group SA	239,640
3,796	Ipsen SA	336,960
1,001	Kering SA	659,577
1,360	Legrand SA	111,063
3,293	L'Oreal SA	973,769
2,607	LVMH Moet Hennessy Louis Vuitton SE	1,214,747
62,099	Natixis SA	276,622
1,313	Pernod Ricard SA	234,946
21,944	Peugeot SA	528,352
2,191	Publicis Groupe SA	99,344
1,406	Safran SA	217,171
7,540	Sanofi-Aventis SA	757,226
2,691	Sartorius Stedim Biotech	446,675
1,757	Schneider Electric SE	180,515
1,270	SCOR SE	53,462
1,517	SEB SA	225,621
12,904	Societe Generale SA	450,326
8,682	Suez Environnement Co. SA	131,561
185	Teleperformance	45,199
14,585	Total SA	809,333
3,851	Ubisoft Entertainment SA (a)	266,811
11,053	Valeo SA	391,756
3,394	Veolia Environnement SA	90,309
3,508	Vinci SA	390,700
2,331	Vivendi SA	67,500
879	Worldline SA (a)	62,313
		15,201,353
	Germany - 5.70%
2,848	adidas AG	927,080
4,008	Allianz SE	982,076
444	BASF SE	33,450
5,181	Bayer AG (b)	421,200
2,288	Beiersdorf AG	273,713
2,270	Brenntag AG	123,163
1,040	Carl Zeiss Meditec AG	132,215
20,252	Commerzbank AG	125,077
1,449	Covestro AG	67,422
2,619	Deutsche Boerse AG	410,694
4,543	Deutsche Lufthansa AG	83,624
13,150	Deutsche Post AG	500,020
25,493	Deutsche Telekom AG	416,613
897	Fresenius Medical Care AG & Co. KGaA	66,045
2,230	Fresenius SE & Co. KGaA	125,490
1,995	Hannover Rueck SE	384,667
3,632	HeidelbergCement AG	263,920
1,149	Hochtief AG	146,287
1,772	KION Group AG	121,856
2,052	Knorr-Bremse AG	208,883
1,714	Merck KGaA	202,071
6,968	METRO AG	112,124
500	MTU Aero Engines AG	142,464
1,334	Muenchener Rueckversicherungs-Gesellschaft AG	393,656
6,180	Puma SE	473,897
11,153	RWE AG	341,752
4,888	SAP SE	657,919
764	Siemens AG	99,772
1,063	Siemens Healthineers AG	50,957
1,008	Vonovia SE	54,139
7,765	Zalando SE (a)	391,592
		8,733,838
	Hong Kong - 2.59%
84,854	AIA Group, Ltd.	892,491
2,563	ASM Pacific Technology, Ltd.	35,575
19,890	BOC Hong Kong Holdings, Ltd.	69,047
40,709	CK Hutchison Holdings, Ltd.	388,180
34,271	Dairy Farm International Holdings, Ltd.	195,691
7,526	Hang Seng Bank, Ltd.	155,562
131,213	HKT Trust and HKT, Ltd. - Stapled Security (e)	184,917
14,402	Hong Kong Exchange & Clearing, Ltd.	467,888
3,031	Jardine Strategic Holdings, Ltd.	92,955
8,999	MTR Corp., Ltd.	53,180
24,973	NWS Holdings, Ltd.	35,001
31,080	SJM Holdings, Ltd.	35,390
29,975	Swire Pacific, Ltd. - Class A	278,459
21,296	Techtronic Industries Co., Ltd.	173,811
29,706	The Bank of East Asia, Ltd.	66,323
86,448	The Hong Kong and China Gas Co., Ltd.	168,908
120,957	Vitasoy International Holdings, Ltd.	438,786
36,498	WH Group, Ltd.	37,738
28,548	Wheelock & Co., Ltd.	190,309
		3,960,211
	Ireland - 0.32%
1,417	CRH PLC	56,835
704	DCC PLC	61,065
4,030	James Hardie Industries PLC	78,764
246	Kerry Group PLC - Series A	30,327
643	Kingspan Group PLC	39,177
5,865	Smurfit Kappa Group PLC	226,139
		492,307
	Israel - 0.54%
1,564	Azrieli Group, Ltd.	114,567
321	CyberArk Software, Ltd. (a)	37,422
288	Elbit Systems, Ltd.	44,874
1	International Flavors & Fragrances, Inc.	72
14,122	Israel Discount Bank, Ltd. - Series A	65,586
3,755	Mizrahi Tefahot Bank, Ltd.	100,163
713	Nice, Ltd. (a)	110,557
28,568	Teva Pharmaceutical Industries, Ltd. - ADR (a)(b)	279,966
587	Wix.com, Ltd. (a)	71,837
		825,044
	Italy - 3.44%
23,456	Assicurazioni Generali SpA	484,247
2,326	Atlantia SpA	54,287
52,665	Enel SpA	418,363
19,346	Eni SpA	300,469
4,256	Exor NV	329,975
14,455	FinecoBank Banca Fineco SpA	173,400
24,327	Intesa Sanpaolo SpA	64,082
8,378	Mediobanca Banca di Credito Finanziario SpA	92,247
9,784	Moncler SpA	440,355
50,219	Poste Italiane SpA	570,635
4,911	Prysmian SpA	118,548
5,776	Recordati SpA	243,487
37,023	Snam SpA	194,661
920,834	Telecom Italia SpA (a)	575,072
950,413	Telecom Italia SpA - Savings Shares	582,053
29,042	Terna Rete Elettrica Nazionale SpA	194,231
29,919	UniCredit SpA	437,327
		5,273,439
	Japan - 20.41%
2,731	ABC-Mart, Inc.	186,422
4,585	Advantest Corp.	258,585
4,688	Aeon Co., Ltd.	96,743
11,332	Asahi Intecc Co., Ltd.	331,815
26,074	Astellas Pharma, Inc.	445,083
6,176	Bandai Namco Holdings, Inc.	375,700
1,770	Bridgestone Corp.	65,756
13,851	Brother Industries, Ltd.	286,068
8,166	Calbee, Inc.	266,059
1,130	Canon, Inc.	30,926
2,104	Casio Computer Co., Ltd.	42,045
166	Central Japan Railway Co.	33,377
2,761	Chugai Pharmaceutical Co., Ltd.	254,275
7,429	Coca-Cola Bottlers Japan, Inc.	189,813
12,263	Credit Saison Co., Ltd.	212,687
6,659	CyberAgent, Inc.	231,971
1,357	Dai Nippon Printing Co., Ltd.	36,704
22,059	Dai-ichi Life Holdings, Inc.	363,538
3,825	Daiichi Sankyo Co., Ltd.	252,619
505	Daikin Industries, Ltd.	71,250
3,348	Eisai Co., Ltd.	250,517
5,511	Electric Power Development Co., Ltd.	133,766
1,273	FamilyMart UNY Holdings Co., Ltd.	30,488
923	Fast Retailing Co., Ltd.	548,331
7,032	FUJIFILM Holdings Corp.	335,819
1,512	Fujitsu, Ltd.	142,212
4,018	Fukuoka Financial Group, Inc.	76,768
1,067	GMO Payment Gateway, Inc.	73,070
4,154	Hakuhodo DY Holdings, Inc.	66,842
321	Hikari Tsushin, Inc.	80,667
5,401	Hitachi Chemical Co., Ltd.	226,279
1,834	Hitachi High-Technologies Corp.	129,883
10,543	Hitachi, Ltd.	444,870
18,632	Honda Motor Co., Ltd.	527,314
7,500	Hoya Corp.	715,965
14,109	Idemitsu Kosan Co., Ltd.	389,856
8,538	Inpex Corp.	88,451
6,969	Isuzu Motors, Ltd.	82,379
22,535	ITOCHU Corp.	522,287
3,120	Itochu Techno-Solutions Corp.	87,866
8,946	J Front Retailing Co., Ltd.	124,772
29,115	Japan Post Holdings Co., Ltd.	273,811
10,712	Japan Post Insurance Co., Ltd.	182,603
6,482	JGC Corp.	103,168
81,253	JXTG Holdings, Inc.	368,773
19,719	Kakaku.com, Inc.	503,487
1,931	Kamigumi Co., Ltd.	42,447
1,222	Kansai Paint Co., Ltd.	29,852
2,539	Kao Corp.	209,404
20,039	KDDI Corp.	597,891
1,046	Keio Corp.	63,293
1,366	Keisei Electric Railway Co., Ltd.	52,932
262	Keyence Corp.	91,998
3,892	Kikkoman Corp.	190,532
2,480	Kintetsu Group Holdings Co., Ltd.	134,515
1,328	Kobayashi Pharmaceutical Co., Ltd.	112,483
5,238	Konica Minolta, Inc.	34,121
2,291	Kose Corp.	333,945
1,649	Lawson, Inc.	93,602
1,143	LINE Corp. (a)	56,158
7,425	Lion Corp.	144,332
6,861	LIXIL Group Corp.	118,399
3,128	M3, Inc.	94,327
60,169	Marubeni Corp.	444,551
60,790	Mebuki Financial Group, Inc.	154,988
3,799	Medipal Holdings Corp.	83,845
2,262	MEIJI Holdings Co., Ltd.	152,866
10,948	MISUMI Group, Inc.	270,965
42,856	Mitsubishi Chemical Holdings Corp.	319,328
14,823	Mitsubishi Corp.	392,682
3,234	Mitsubishi Gas Chemical Co., Inc.	49,267
901	Mitsubishi Heavy Industries, Ltd.	34,938
11,571	Mitsubishi Materials Corp.	314,033
87,391	Mitsubishi UFJ Financial Group, Inc.	472,465
43,200	Mitsubishi UFJ Lease & Finance Co., Ltd.	278,108
5,225	Mitsui & Co., Ltd.	92,877
9,672	Mitsui Chemicals, Inc.	235,603
12,148	MonotaRO Co., Ltd.	323,392
3,269	MS & AD Insurance Group Holdings, Inc.	107,905
700	Murata Manufacturing Co., Ltd.	43,084
118	Nintendo Co., Ltd.	47,195
3,546	Nippon Paint Holdings Co., Ltd.	182,554
39,434	Nippon Telegraph & Telephone Corp.	996,643
1,636	Nitori Holdings Co., Ltd.	258,245
14,612	Nomura Real Estate Holdings, Inc.	350,473
5,232	Nomura Research Institute, Ltd.	111,892
3,294	NTT Data Corp.	44,054
21,620	NTT DoCoMo, Inc.	602,250
471	Obic Co., Ltd.	63,444
27,364	Olympus Corp.	421,753
3,479	OMRON Corp.	202,785
341	Oracle Corp.	30,949
1,936	Oriental Land Co., Ltd.	264,150
16,144	ORIX Corp.	267,528
6,590	Osaka Gas Co., Ltd.	126,022
1,432	Park24 Co., Ltd.	35,064
12,379	Persol Holdings Co., Ltd.	231,997
7,979	Pigeon Corp.	292,161
15,657	Pola Orbis Holdings, Inc.	372,935
19,647	Rakuten, Inc.	167,848
18,376	Recruit Holdings Co., Ltd.	688,280
4,699	Renesas Electronics Corp. (a)	32,103
42,166	Resona Holdings, Inc.	183,782
22,390	Ryohin Keikaku Co., Ltd.	521,829
4,071	Seiko Epson Corp.	61,467
18,764	Sekisui House, Ltd.	400,703
4,018	Seven & I Holdings Co., Ltd. - Series A	147,282
1,181	Shimadzu Corp.	36,934
376	Shimamura Co., Ltd.	28,585
425	Shin-Etsu Chemical Co., Ltd.	46,739
13,619	Shinsei Bank, Ltd.	207,788
548	Shionogi & Co., Ltd.	33,900
5,997	Shiseido Co., Ltd.	425,847
7,774	Showa Denko KK	204,888
6,013	Sony Corp.	408,269
981	Square Enix Holdings Co., Ltd.	48,848
14,285	Sumitomo Corp.	212,180
14,852	Sumitomo Dainippon Pharma Co., Ltd.	287,760
10,559	Sumitomo Mitsui Financial Group, Inc.	390,001
3,044	Sumitomo Mitsui Trust Holdings, Inc.	120,332
9,167	Sundrug Co., Ltd.	331,680
761	Suzuki Motor Corp.	31,766
2,855	Sysmex Corp.	194,382
5,391	T&D Holdings, Inc.	68,173
5,040	Taiheiyo Cement Corp.	147,940
4,696	Taiyo Nippon Sanso Corp.	103,941
1,633	Teijin, Ltd.	30,508
2,901	Terumo Corp.	102,911
12,798	The Yokohama Rubber Co., Ltd.	248,217
5,298	Toho Co., Ltd.	220,779
3,217	Tokio Marine Holdings, Inc.	180,116
997	Tokyo Electron, Ltd.	217,675
7,951	Tokyo Gas Co., Ltd.	193,201
1,779	Toyoda Gosei Co., Ltd.	44,421
9,340	Toyota Motor Corp.	658,110
11,648	Toyota Tsusho Corp.	409,167
2,510	Tsuruha Holdings, Inc.	322,279
6,750	Welcia Holdings Co., Ltd.	428,823
949	West Japan Railway Co.	82,082
47,376	Yamada Denki Co., Ltd.	251,379
680	Yamaha Corp.	37,702
2,483	Yamato Holdings Co., Ltd.	42,334
14,860	Yamazaki Baking Co., Ltd.	265,538
19,228	ZOZO, Inc.	367,732
		31,251,123
	Jersey - 0.78%
5,660	Ferguson PLC	515,102
206,203	Glencore PLC	642,063
2,592	WPP PLC	36,475
		1,193,640
	Macau - 0.13%
8,793	Sands China, Ltd.	46,982
60,551	Wynn Macau, Ltd.	149,205
		196,187
	Netherlands - 4.37%
7,600	ABN AMRO Group NV	138,521
62,449	Aegon NV	285,868
2,603	Airbus SE	382,032
977	Akzo Nobel NV	99,776
11,760	Altice NV - Class A (a)	76,152
36,672	ArcelorMittal	646,152
2,270	ASML Holding NV	672,051
1,663	Ferrari NV	276,119
2,702	Heineken Holding NV	262,615
582	Heineken NV	62,116
23,240	ING Groep NV	279,402
24,414	Koninklijke Ahold Delhaize NV	612,120
1,570	Koninklijke DSM NV	205,272
10,063	Koninklijke KPN NV	29,780
9,584	Koninklijke Philips NV	468,504
10,752	NN Group NV	408,823
2,454	NXP Semiconductors NV	312,296
5,342	Randstad Holding NV	327,333
7,717	STMicroelectronics NV	208,210
9,747	Unilever NV	559,390
5,244	Wolters Kluwer NV	382,895
		6,695,427
	New Zealand - 0.40%
6,669	a2 Milk Co., Ltd. (a)	67,526
32,707	Auckland International Airport, Ltd.	192,788
2,799	Fisher & Paykel Healthcare Corp., Ltd.	41,890
23,248	Mercury, Ltd.	79,082
70,222	Meridian Energy, Ltd.	236,544
		617,830
	Norway - 0.68%
4,844	Equinor ASA	96,601
18,834	Gjensidige Forsikring ASA	395,343
4,499	Mowi ASA	116,978
3,177	Orkla ASA	32,217
8,709	Schibsted ASA - Class B	248,878
8,607	Telenor ASA	154,286
		1,044,303
	Portugal - 0.29%
57,588	EDP - Energias de Portugal SA	249,898
12,156	Jeronimo Martins SGPS SA	200,323
		450,221
	Singapore - 1.52%
66,562	ComfortDelGro Corp., Ltd.	117,775
18,480	DBS Group Holdings, Ltd.	356,317
11,947	Jardine Cycle & Carriage, Ltd.	267,168
28,520	Oversea-Chinese Banking Corp., Ltd.	233,310
99,178	Singapore Exchange, Ltd.	653,200
12,204	Singapore Technologies Engineering, Ltd.	35,741
16,222	United Overseas Bank, Ltd.	319,032
84,970	Wilmar International, Ltd.	260,323
108,997	Yangzijiang Shipbuilding Holdings, Ltd.	90,856
		2,333,722
	Spain - 2.83%
6,068	ACS, Actividades de Construccion y Servicios SA	243,414
658	Aena SME SA	126,151
4,377	Amadeus IT Holdings SA - Class A	358,464
100,678	Banco Bilbao Vizcaya Argentaria SA	565,242
99,603	Banco de Sabadell SA	116,626
79,557	Banco Santander SA	333,564
4,315	Cellnex Telecom SA	186,131
8,639	Endesa SA	230,703
6,565	Ferrovial SA	198,902
49,237	Iberdrola SA	507,418
22,650	Industria de Diseno Textil SA	800,466
11,271	Mapfre SA	29,886
33,142	Repsol SA	520,668
15,966	Telefonica SA	111,652
		4,329,287
	Sweden - 2.03%
1,290	Assa Abloy AB - Series B	30,154
8,470	Atlas Copco AB - Class A	338,086
4,153	Atlas Copco AB - Class B	144,196
2,834	Epiroc AB - Class A	34,658
4,137	Epiroc AB - Class B	49,167
3,800	Essity AB - Class B	122,384
28,370	Hennes & Mauritz AB - Series B	578,678
2,179	ICA Gruppen AB	101,785
4,173	Investor AB - B Shares	227,820
1,814	L E Lundbergforetagen AB - Series B	79,632
20,075	Skanska AB - Class B	454,129
4,939	SKF AB - B Shares	99,997
2,286	Swedbank AB - A Shares	33,984
10,775	Swedish Match AB	555,093
6,963	Tele2 AB - B Shares	101,061
17,991	Telefonaktiebolaget LM Ericsson - Series B	157,202
		3,108,026
	Switzerland - 7.98%
5,984	Adecco Group AG	378,322
676	Alcon, Inc. (a)	38,290
1,192	Baloise Holding AG	215,734
412	Cie Financiere Richemont SA	32,198
8,417	Credit Suisse Group AG	113,778
2,727	Dufry AG	270,413
120	Geberit AG	67,354
62	Givaudan SA	194,246
2,472	Kuehne & Nagel International AG	416,944
1,323	LafargeHolcim, Ltd.	73,397
28,038	Nestle SA	3,035,542
19,717	Novartis AG	1,866,995
438	Partners Group Holding AG	401,439
7,410	Roche Holdings AG	2,408,271
154	SGS SA	421,756
176	Sika AG	33,052
1,132	Sonova Holding AG	258,785
235	Straumann Holding AG	230,519
629	Swiss Life Holding AG	315,550
1,426	Swiss Prime Site AG	164,980
1,457	Swiss Re AG	163,683
133	Swisscom AG	70,407
814	Temenos AG	128,766
559	The Swatch Group AG - Group I	156,076
1,879	The Swatch Group AG - Group N	99,399
16,125	UBS Group AG	203,487
1,142	Zurich Insurance Group AG	468,448
		12,227,831
	United Kingdom - 13.24%
16,865	3i Group PLC	245,416
19,360	Admiral Group PLC	591,614
10,399	Anglo American PLC	298,744
1,063	Ashtead Group PLC	33,989
1,478	Associated British Foods PLC	50,845
9,067	AstraZeneca PLC	907,540
88,984	Auto Trader Group PLC	702,725
2,539	AVEVA Group PLC	156,639
76,040	Aviva PLC	422,066
21,323	Barratt Developments PLC	211,130
4,580	Berkeley Group Holdings PLC	294,832
8,991	BHP Group PLC	210,696
91,686	BP PLC	576,783
14,115	British American Tobacco PLC	599,921
3,603	Bunzl PLC	98,545
19,557	Burberry Group PLC	570,982
34,627	Centrica PLC	40,959
5,816	Coca-Cola European Partners PLC	295,918
3,900	Coca-Cola HBC AG	132,562
10,705	Compass Group PLC	268,288
513	Croda International PLC	34,848
16,072	Diageo PLC	677,225
56,712	Evraz PLC	303,685
10,195	Experian PLC	345,607
48,224	GlaxoSmithKline PLC	1,133,129
8,761	Halma PLC	245,333
20,564	Hargreaves Lansdown PLC	527,495
91,800	HSBC Holdings PLC	718,656
3,898	InterContinental Hotels Group PLC	267,852
12,307	J. Sainsbury PLC	37,527
45,568	JD Sports Fashion PLC	506,154
51,792	Kingfisher PLC	149,096
124,791	Legal & General Group PLC	501,296
62,925	Lloyds Banking Group PLC	52,129
3,106	London Stock Exchange Group PLC	319,212
119,491	M&G PLC (a)	375,437
111,920	Marks & Spencer Group PLC	317,347
3,899	Meggitt PLC	33,960
15,676	Micro Focus International PLC	220,024
1,511	Mondi PLC	35,432
18,335	National Grid PLC	229,137
5,022	Next PLC	467,967
22,136	Ocado Group PLC (a)	375,584
11,781	Prudential PLC	225,733
17,771	RELX PLC	448,602
12,680	Rentokil Initial PLC	75,999
6,950	Rio Tinto PLC	411,408
8,276	Rolls-Royce Holdings PLC (f)	74,799
30,643	Royal Dutch Shell PLC - Class A	907,475
24,323	Royal Dutch Shell PLC - Class B	722,001
884	Schroders PLC	39,034
1,217	Severn Trent PLC	40,543
19,048	Smith & Nephew PLC	459,074
1,117	Spirax-Sarco Engineering PLC	131,487
5,937	SSE PLC	113,233
3,322	St. James's Place PLC	51,208
40,579	Standard Life Aberdeen PLC	176,545
73,600	Tesco PLC	248,743
51,636	The Sage Group PLC	512,268
8,347	Unilever PLC	477,808
5,883	United Utilities Group PLC	73,620
201,080	Vodafone Group PLC	390,374
43,691	Wm Morrison Supermarkets PLC	115,631
		20,279,911
	Total Common Stocks (Cost $117,955,935)	146,371,532

	INVESTMENT COMPANIES - 0.48%
	Canada - 0.04%
2,133	iShares MSCI Canada ETF (b)	63,755
	Japan - 0.44%
9,690	iShares MSCI EAFE ETF	672,874
	Total Investment Companies (Cost $620,459)	736,629

	PARTICIPATORY NOTES - 0.02%
	Switzerland - 0.02%
129	Schindler Holding AG (d)	32,805
	Total Participatory Notes (Cost $29,164)	32,805

	PREFERRED STOCKS - 0.17%
	Germany - 0.17%
5,261	Fuchs Petrolub SE - Preference Shares	261,385
	Total Preferred Stocks (Cost $242,037)	261,385

	REAL ESTATE INVESTMENT TRUSTS - 2.54%
	Australia - 0.41%
11,749	Dexus	96,715
23,978	Goodman Group	225,326
37,132	GPT Group	146,264
42,484	Mirvac Group	95,092
19,213	Stockland	62,338
		625,735
	Canada - 0.23%
1,123	Canadian Apartment Properties	45,844
9,659	H&R Real Estate Investment Trust	156,948
5,516	RioCan Real Estate Investment Trust	113,672
1,571	SmartCentres Real Estate Investment Trust	37,758
		354,222
	France - 0.07%
539	Covivio	61,215
266	Gecina SA	47,620
		108,835
	Hong Kong - 0.09%
13,501	Link Real Estate Investment Trust	143,029
	Japan - 1.19%
76	Daiwa House REIT Investment Corp.	198,728
56	Japan Prime Realty Investment Corp.	246,225
38	Japan Real Estate Investment Corp.	252,187
37	Japan Retail Fund Investment Corp.	79,620
36	Nippon Building Fund, Inc.	263,889
76	Nippon Prologis REIT, Inc.	193,565
123	Nomura Real Estate Master Fund, Inc.	210,395
98	Orix JREIT, Inc.	212,419
85	United Urban Investment Corp.	159,635
		1,816,663
	Singapore - 0.41%
61,774	Ascendas Real Estate Investment Trust	136,481
78,043	CapitaLand Commercial Trust (a)	115,582
115,324	CapitaLand Mall Trust	211,108
91,815	Mapletree Commercial Trust	163,270
		626,441
	United Kingdom - 0.14%
18,142	Segro PLC	216,027
	Total Real Estate Investment Trusts (Cost $3,681,102)	3,890,952

	SHORT TERM INVESTMENTS - 0.70%
	Money Market Funds - 0.70%
	DWS Government Money Market Series - Institutional Shares
1,079,450	Effective Yield, 1.55% (c)	1,079,450
	Total Short Term Investments (Cost $1,079,450)	1,079,450

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 0.49%
	Investments Purchased with Proceeds from Securities Lending Collateral - 0.49%
	Mount Vernon Liquid Assets Portfolio, LLC
749,290	Effective Yield, 1.80% (c)	749,290
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $749,290)	749,290

	Total Investments (Cost $124,357,437) - 99.98%	153,122,043
	Other Assets in Excess of Liabilities - 0.02%	26,956
	TOTAL NET ASSETS - 100.00%	$153,148,999

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	Seven-day yield as of December 31, 2019.
(d)	Represents the value of the underlying security.
(e)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(f)	These securities have been deemed illiquid according to the Fund's liquidity guidelines. The value of these securities total $74,799, which represents 0.05% of total net assets.

Glossary of Terms
ADR -	American Depositary Receipt

GuideMark® World ex-US Fund
Schedule of Investments by Industry (Unaudited)
December 31, 2019

COMMON STOCKS
Aerospace & Defense	0.61%
Air Freight & Logistics	0.61%
Airlines	0.11%
Auto Components	1.09%
Automobiles	1.37%
Banks	7.34%
Beverages	1.64%
Biotechnology	0.32%
Building Products	0.25%
Capital Markets	3.34%
Chemicals	1.71%
Commercial Services & Supplies	0.50%
Communications Equipment	0.10%
Construction & Engineering	1.85%
Construction Materials	0.41%
Consumer Finance	0.14%
Containers & Packaging	0.15%
Distributors	0.17%
Diversified Financial Services	1.57%
Diversified Telecommunication Services	2.76%
Electric Utilities	1.90%
Electrical Equipment	0.39%
Electronic Equipment, Instruments & Components	0.94%
Entertainment	0.22%
Food & Staples Retailing	4.12%
Food Products	3.81%
Gas Utilities	0.39%
Health Care Equipment & Supplies	2.95%
Health Care Providers & Services	0.22%
Health Care Technology	0.06%
Hotels, Restaurants & Leisure	1.01%
Household Durables	1.15%
Household Products	0.50%
Independent Power and Renewable Electricity Producers	0.24%
Industrial Conglomerates	0.46%
Insurance	7.68%
Interactive Media & Services	0.96%
Internet & Direct Marketing Retail	0.85%
IT Services	1.70%
Leisure Products	0.27%
Life Sciences Tools & Services	0.29%
Machinery	1.13%
Marine	1.01%
Media	0.51%
Metals & Mining	3.44%
Multiline Retail	1.37%
Multi-Utilities	0.71%
Oil, Gas & Consumable Fuels	4.50%
Paper & Forest Products	0.05%
Personal Products	1.99%
Pharmaceuticals	7.71%
Professional Services	2.07%
Real Estate Management & Development	0.75%
Road & Rail	0.46%
Semiconductors & Semiconductor Equipment	1.13%
Software	1.98%
Specialty Retail	2.39%
Technology Hardware, Storage & Peripherals	0.49%
Textiles, Apparel & Luxury Goods	3.66%
Tobacco	0.75%
Trading Companies & Distributors	2.07%
Transportation Infrastructure	0.48%
Water Utilities	0.07%
Wireless Telecommunication Services	0.71%
TOTAL COMMON STOCKS	95.58%

INVESTMENT COMPANIES
Exchange Traded Funds	0.48%
TOTAL INVESTMENT COMPANIES	0.48%

PARTICIPATORY NOTES
Machinery	0.02%
TOTAL PARTICIPATORY NOTES	0.02%

PREFERRED STOCKS
Chemicals	0.17%
TOTAL PREFERRED STOCKS	0.17%

REAL ESTATE INVESTMENT TRUSTS
Real Estate Investment Trusts	2.54%
TOTAL REAL ESTATE INVESTMENT TRUSTS	2.54%

SHORT TERM INVESTMENTS
Money Market Funds	0.70%
TOTAL SHORT TERM INVESTMENTS	0.70%

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
Investments Purchased with Proceeds from Securities Lending Collateral	0.49%
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL	0.49%

TOTAL INVESTMENTS	99.98%
Other Assets in Excess of Liabilities	0.02%
TOTAL NET ASSETS	100.00%

Percentages are stated as a percent of net assets.